Equity - Summary of Foreign Currency Translation Differences Attributable to Shareholders (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	$ (1,666,109)	$ (453,995)	$ (2,610,348)
Empresa Distribuidora Sur S.A. (Distribution)
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	(378,929)	(128,320)	(151,019)
Compania Distribuidora y Comercializadora de Energia S.A.
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	115,658	149,973	211,975
Enel Distribucion Peru S.A.
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	38,887	63,180	59,666
Dock Sud
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	(63,680)	(21,517)	(19,800)
Enel Brasil S A
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	(1,133,980)	(529,654)	(646,185)
Enel Generacin Costanera S.A. (formerly Endesa Costanera)
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	(42,260)	(9,381)	(9,543)
Emgesa S.A. E.S.P.
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	(33,476)	17,908	22,187
Enel Generacion El Chocon S.A.
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	(239,155)	(126,421)	(110,183)
Enel Peru S.A.C.
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	191,047
Generandes Peru S.A.
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	(110,613)	125,588	115,350
Enel Generacion Peru S.A.
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	4,926	12,984	11,769
Other
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL	$ (14,534)	$ (8,335)	(4,688)
Foreign Currency Translation
Disclosure Of Foreign Currency Translation Reserves [Line Items]
TOTAL			$ (2,089,877)